Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Basis for calculating basic and diluted earnings per share
The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners) is as follows:

	As of March 31
	2017	2018	2019
Net profit for the year attributable to owners of the Company:
Net profit for the year attributable to owners of the Company JPY (millions)	¥114,940	¥186,886	¥109,126
Net profit used for calculation of earnings per share JPY (millions)	¥114,940	¥186,886	¥109,126
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	781,096	780,812	961,477
Dilutive effect (thousands of shares)	4,792	5,895	5,420
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	785,888	786,707	966,897

Earnings per share
Basic (JPY)	147.15	239.35	113.50
Diluted (JPY)	146.26	237.56	112.86